UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	$ 164,427,089	$ 151,149,333
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	4,508,101	5,125,753
The Bank's maximum exposure	4,508,101	5,125,753
Fees income	473,561	467,024
Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	154,397	198,115
Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	142,400	179,405
Loans and Advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	4,211,304	4,748,233
Securitisation
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	2,405,326	2,842,268
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	296,797	377,520
The Bank's maximum exposure	296,797	377,520
Fees income	8,756	8,562
Securitisation | Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	154,397	198,115
Securitisation | Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	142,400	179,405
The Bank's managed funds
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	162,021,763	148,307,065
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	4,211,304	4,748,233
The Bank's maximum exposure	4,211,304	4,748,233
Fees income	464,805	458,462
The Bank's managed funds | Loans and Advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	$ 4,211,304	$ 4,748,233